Reconciliation of Basic Shares to Diluted Shares (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Basic Shares to Diluted Shares
Basic shares	676	676	676
Effect of dilutive shares	5	5	5
Diluted Shares	681	681	681